Summary Income from Managed Fleet, Including Management Fees Earned from Acquisition Fees and Sales Commissions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation Of Revenue [Line Items]
Lease rental income - managed fleet	$ 810,014	$ 750,730	$ 600,873
Managed Fleet
Disaggregation Of Revenue [Line Items]
Lease rental income - managed fleet	49,635	56,037	62,448
Less: distribution expense to managed fleet container investors	(44,150)	(50,360)	(57,311)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(1,836)	(1,348)	(730)
Leasing
Disaggregation Of Revenue [Line Items]
Revenue	3,649	4,329	4,407
Other Services
Disaggregation Of Revenue [Line Items]
Revenue	2,812	3,360	5,271
Total Management Fees
Disaggregation Of Revenue [Line Items]
Revenue	$ 6,461	$ 7,689	$ 9,678